Operating Leases (Details) - Schedule of weighted average remaining lease terms and discount rates for all of operating leases for continuing operations	Jan. 31, 2022	Jul. 31, 2021
Remaining lease term and discount rate
Weighted average remaining lease term (years)	1 year 9 months 18 days	2 years 29 days
Weighted average discount rate	4.90%	4.90%